Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 820,351	$ 962,886
Less: provision for credit loss	54,024	315,423
Subtotal	766,327	647,463
Less: Accounts receivables, net from discontinued operations		181,596
Account receivables, net	$ 766,327	$ 465,867